Note 38 - Structured Entities - Parenthetical Information (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Structured Entities [Abstract]
Notional value of liquidity facilities and guarantees provided to consolidated funds	€ 1,100	€ 1,200
Notional related to positive replacement values of derivatives to unconsolidated structured entities	457,000	104,000
Notional related to negative replacement values of derivatives to unconsolidated structured entities	397,000	296,000
Notional related to off balance sheet commitments to unconsolidated structured entities	28,000	22,000
Total size of structured entities	2,723,000	2,168,000
Of which: From Funds	1,138,000	1,251,000
Total trading assets	9,900	12,200
Of which: [Abstract]
Securitizations	3,200	3,200
Funds structured entities		4,000
Loans consisting of investments in securitization tranches and financing to Third party funding entities	118,600	103,100
Other assets primarily consisting of prime brokerage receivables and cash margin balances	14,700	16,100
Gross revenues from sponsored entities where the Group did not hold an interest	226	254
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for securitization	3,400	3,200
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for repackaging and investment entities	€ 1,200	€ 1,400